Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2022	December 31, 2021
Land	$3,306	$5,065
Building & warehouse	7,658	13,381
Laboratory equipment	6,416	6,295
Agricultural equipment	1,477	2,404
Computer equipment	1,397	1,681
Furniture & appliances	785	852
Construction in progress(b)	240	5,709
Other	1,304	1,247
Property, plant and equipment, gross	22,583	36,634
Less: accumulated depreciation(a)	(7,120)	(5,702)
Property, plant and equipment, net	$15,463	$30,932

(a)      The Company recorded total depreciation expense in the Consolidated Statement of Operations for approximately $1,418 and $2,346 in 2022 and 2021, respectively. Total depreciation for the year ended December 31, 2022 includes approximately $1,213 and $802 of depreciation, included in inventory and cost of goods sold, respectively. Total depreciation for the year ended December 31, 2021 includes approximately $1,133 and $586 of depreciation, included in inventory and costs of goods sold, respectively.

(b)      Construction in progress primarily relate to on-going construction of the Company’s Colombian facilities.